Other administrative expenses - Summary of Information About Other Administrative Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Administrative Expenses [Abstract]
Professional services	SFr 6,053	SFr 6,022
Other administrative expenses	1,694	728
Total other administrative expenses	SFr 7,747	SFr 6,750